Stockholders equity (Details Narrative) - USD ($)				1 Months Ended						12 Months Ended
	Mar. 14, 2022	Dec. 06, 2021	Jun. 07, 2021	Mar. 22, 2022	Mar. 18, 2022	May 18, 2021	Nov. 24, 2020	Mar. 23, 2020	Sep. 27, 2017	Dec. 31, 2022	Dec. 31, 2020	Sep. 27, 2022	Dec. 31, 2021	Jun. 15, 2021	Dec. 30, 2020	Nov. 20, 2020
Stock issued during period, shares, issued for services								148
Common shares issued for service								$ 33,812			$ 33,812
Issuance of common stock (in shares)		88,002	22,417	120,000	833,333		25,253
Shares issued, price per share		$ 156.0	$ 312.0	$ 12.0	$ 12.0		$ 396.0
Proceeds from issuance of common stock gross							$ 10,000,000
Stock Issued During Period, Value, New Issues		$ 12,423,706	$ 6,939,000	$ 1,295,400	$ 8,825,000		$ 9,100,000
Common stock, shares issued										1,217,906			266,640
Common stock, shares outstanding										1,217,906			266,640
Common stock, shares authorized										6,000,000			6,000,000
Reverse split reconciliation
Cancelled shares	36
Minimum
Common stock, shares authorized														208,333
Maximum
Common stock, shares authorized														2,500,000
2014 Share Incentive Plan
Issuance of common stock to employees (in shares)						6,667
Issuance of common stock to employees						$ 18,400
Each 10 common shares | Minimum
Common stock, shares issued										63,994,606
Common stock, shares outstanding										63,994,606
Common stock, shares authorized reduce by share consolidation										600
Each 10 common shares | Maximum
Common stock, shares issued										6,399,460
Common stock, shares outstanding										6,399,460
Common stock, shares authorized reduce by share consolidation										60
Each 24 common shares | Minimum
Common stock, shares issued										29,278,601
Common stock, shares outstanding										29,278,601
Common stock, shares authorized reduce by share consolidation										60
Each 24 common shares | Maximum
Common stock, shares issued										1,219,937
Common stock, shares outstanding										1,219,937
Common stock, shares authorized reduce by share consolidation										2,500,000
Represents the information pertaining to November 2020 Offering Warrants.
Term of warrant							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 12.0			$ 35.98
Class of warrant or right, outstanding										27,322		557
Weighted Average Remaining Life of Warrants										2 years 9 months 14 days
Represents the information pertaining to November 2020 Offering Warrants. | Represents the information pertaining to unregistered warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							13,773
Represents the information pertaining to November 2020 Offering Warrants. | Represents the information pertaining to registered warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							11,477
Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member] | Represents the information pertaining to unregistered warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,515
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 435.6
Represents the information pertaining to September 2017 Offering Warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									4,492		3,936
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.24				$ 1,020.0	$ 0.24
Description Warrants Exercise Term										The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares
Represents the information pertaining to September 2017 Offering Warrants. | Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									3,940
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1,020.0
Represents the information pertaining to September 2017 Offering Warrants. | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									552
Term of warrant									5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1,122.0